Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (PIMCO New York Municipal Bond Fund), Barclays 20 Year (17-22 Year) New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes))
0 Months Ended
Oct. 01, 2013
(PIMCO New York Municipal Bond Fund) | Barclays 20 Year (17-22 Year) New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.15%
5 Years	6.39%
10 Years	5.82%